CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2017	$ 78	$ 547,918	$ (114,076)	$ 114,785	$ 548,705
Balance (in shares) at Dec. 31, 2017	7,843
Increase (Decrease) in Stockholders' Equity
Net Income				14,992	14,992
Net movement in other comprehensive income			2,363		2,363
Balance at Mar. 31, 2018	$ 78	547,918	(111,713)	129,777	566,060
Balance (in shares) at Mar. 31, 2018	7,843
Balance at Dec. 31, 2017	$ 78	547,918	(114,076)	114,785	548,705
Balance (in shares) at Dec. 31, 2017	7,843
Increase (Decrease) in Stockholders' Equity
Net Income					20,830
Net movement in other comprehensive income					4,341
Balance at Jun. 30, 2018	$ 78	547,918	(109,735)	135,615	573,876
Balance (in shares) at Jun. 30, 2018	7,843
Balance at Mar. 31, 2018	$ 78	547,918	(111,713)	129,777	566,060
Balance (in shares) at Mar. 31, 2018	7,843
Increase (Decrease) in Stockholders' Equity
Net Income				5,838	5,838
Net movement in other comprehensive income			1,978		1,978
Balance at Jun. 30, 2018	$ 78	547,918	(109,735)	135,615	573,876
Balance (in shares) at Jun. 30, 2018	7,843
Balance at Dec. 31, 2018	$ 152	727,562	(118,710)	81,849	690,853
Balance (in shares) at Dec. 31, 2018	15,237
Increase (Decrease) in Stockholders' Equity
Net Income				33,443	33,443
Net movement in other comprehensive income			288		288
Stock compensation		830			830
Balance at Mar. 31, 2019	$ 152	728,392	(118,422)	115,292	725,414
Balance (in shares) at Mar. 31, 2019	15,237
Balance at Dec. 31, 2018	$ 152	727,562	(118,710)	81,849	690,853
Balance (in shares) at Dec. 31, 2018	15,237
Increase (Decrease) in Stockholders' Equity
Net Income					63,581
Net movement in other comprehensive income					(830)
Balance at Jun. 30, 2019	$ 154	729,425	(119,540)	145,430	755,469
Balance (in shares) at Jun. 30, 2019	15,373
Balance at Mar. 31, 2019	$ 152	728,392	(118,422)	115,292	725,414
Balance (in shares) at Mar. 31, 2019	15,237
Increase (Decrease) in Stockholders' Equity
Net Income				30,138	30,138
Net movement in other comprehensive income			(1,118)		(1,118)
Stock compensation	$ 2	1,033			1,035
Stock compensation (in shares)	136
Balance at Jun. 30, 2019	$ 154	$ 729,425	$ (119,540)	$ 145,430	$ 755,469
Balance (in shares) at Jun. 30, 2019	15,373